Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	As of
	December 31,
(In thousands of euros)	2022	2023	2024
Laboratory inventories	406	426	381
Inventories write‑down	(33)	(9)	(381)
Inventories	373	417	0